Warrants (Tables)	12 Months Ended
Jun. 30, 2021
Schedule Of Warrants
Issued	Expiration	Exercise		Balance on	Issued	Exercised	Balance on
Date	Date	Price		June 30,	(Expired)		June 30,
				2020			2021

August 17, 2018	August 17, 2020	CAD$	1.00	1,065,265	(1,065,265)	-	-
October 25, 2019	October 25, 2021	CAD$	0.90	1,453,892	-	(666,112)	787,780
July 2, 2020	July 2, 2022	CAD$	0.65	-	3,078,941	(1,176,885)	1,902,056
May 19, 2021	May 19, 2023		1.00	-	23,214,286	-	23,214,286
Totals				2,519,157	25,227,962	(1,842,997)	25,904,122

Issued	Expiration	Exercise		Balance on	Issued	Exercised	Balance on
Date	Date	Price		June 30,	(Expired)		June 30,
				2019			2020
August 17, 2018	August 17, 2020	CAD$	1.00	1,065,265	-	-	1,065,265
October 25, 2019	October 25, 2021	CAD$	0.90	-	1,453,892	-	1,453,892
Totals				1,065,265	1,453,892	-	2,519,157